Debt Securities in Issue	12 Months Ended
Mar. 31, 2021
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Debt Securities in Issue
20	DEBT SECURITIES IN ISSUE
Debt securities in issue at March 31, 2021 and 2020 consisted of the following:

		At March 31,
	Interest rate	2021	2020
		(In millions)
SMFG:
Bonds:
Bonds, payable in United States dollars, due 2021-2051	0.00%-4.31%	¥4,793,038	¥4,357,548
Bonds, payable in euros, due 2022-2033	0.00%-1.72%	891,662	761,597
Bonds, payable in Australian dollars, due 2022-2028	1.22%-4.13%	252,135	199,201
Bonds, payable in Hong Kong dollars, due 2028	3.54%	4,493	4,581
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2024-2030	0.30%-1.33%	605,472	724,332
Subordinated bonds, payable in United States dollars, due 2024-2030	2.14%-4.44%	342,931	262,856

Total SMFG		6,889,731	6,310,115

SMBC:
Commercial paper	(0.60%)-1.90%	978,109	642,377
Bonds:
Bonds, payable in United States dollars, due 2020-2045	2.00%-4.30%	576,458	859,470
Bonds, payable in euros, due 2020-2023	0.09%-2.75%	162,788	411,895
Bonds, payable in Australian dollars, due 2020-2025	2.90%-3.67%	11,408	20,227
Bonds, payable in Hong Kong dollars, due 2020-2025	2.09%-2.92%	23,722	33,908
Bonds, payable in Thai baht, due 2020-2021	2.00%-2.66%	7,080	19,980
Bonds, payable in Great Britain pound, due 2020	0.82%	—	33,338
Bonds, payable in Chinese yuan, due 2023	3.20%	16,828	—
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2020-2026	1.43%-2.21%	139,935	289,899
Subordinated bonds, payable in United States dollars, due 2022	4.85%	169,024	168,386
Subordinated bonds, payable in euros, due 2020	4.00%	—	89,442

Total SMBC		2,085,352	2,568,922

Other subsidiaries:
Commercial paper	(0.00%)-2.85%	1,347,181	1,094,325
Bonds:
Bonds, payable in Japanese yen, due 2020-2050	0.01%-20.00%	252,354	483,329
Bonds, payable in United States dollars, due 2020-2037	0.01%-11.40%	197,654	206,552
Bonds, payable in euros, due 2023-2029	0.01%-0.55%	422,121	268,512
Bonds, payable in Indonesian rupiah, due 2020-2024	7.50%-8.25%	7,553	21,067
Bonds, payable in Australian dollars, due 2020-2031	0.01%-3.00%	1,179	1,290
Bonds, payable in Turkish lira, due 2020-2023	0.01%-15.00%	2,444	4,081
Bonds, payable in Chinese yuan, due 2020-2021	0.00%	3,031	6,855
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2028	4.00%-4.15%	20,000	20,000

Total other subsidiaries		2,253,517	2,106,011

Total debt securities in issue		¥11,228,600	¥10,985,048

Interest rates represent the contractual interest rates that were applied at March 31, 2021 and 2020, and thus do not represent the actual effective interest rates.
The following table presents the movement in Subordinated bonds for the fiscal years ended March 31, 2021 and 2020.

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
Subordinated bonds at beginning of period (1)	¥1,554,915	¥1,595,327
Cash flows:
Proceeds from issuance of subordinated bonds	90,135	54,303
Redemption of subordinated bonds	(361,820)	(113,000)
Non-cash changes:
Foreign exchange translations	14,201	(10,900)
Others	(20,069)	29,185

Subordinated bonds at end of period (1)	¥1,277,362	¥1,554,915

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries.